SIGNIFICANT ACCOUNTING POLICIES - Schedule of useful life of intangible assets (Details)	Dec. 31, 2024
Technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	7 years
Technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	8 years
Customer relations | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	4 years
Customer relations | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	15 years
Customer data
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	15 years
Non-Competition agreement
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Domain
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	7 years